Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Pension Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations	$ 275,581
Fair value of plan assets	(324,069)
Surplus	(48,488)
Present value of unfunded obligations	1,176
(Pension benefits) accrued benefit liabilities	(47,312)
Pension Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations		$ 58,835
Fair value of plan assets		(47,718)
Surplus		11,117
Present value of unfunded obligations
(Pension benefits) accrued benefit liabilities		11,117
Pension Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations	334,416
Fair value of plan assets	(371,787)
Surplus	(37,371)
Present value of unfunded obligations	1,176
(Pension benefits) accrued benefit liabilities	(36,195)
Other Post-employment Benefit Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations	17,888
(Pension benefits) accrued benefit liabilities	$ 17,888
Other Post-employment Benefit Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations		3,857
(Pension benefits) accrued benefit liabilities		3,857
Other Post-employment Benefit Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations		21,745
(Pension benefits) accrued benefit liabilities		$ 21,745
Pension Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations			$ 348,526
Fair value of plan assets			(379,740)
Surplus			(31,214)
Present value of unfunded obligations			1,109
(Pension benefits) accrued benefit liabilities			(30,105)
Pension Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations				$ 72,906
Fair value of plan assets				(54,979)
Surplus				17,927
Present value of unfunded obligations
(Pension benefits) accrued benefit liabilities				17,927
Pension Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations			421,432
Fair value of plan assets			(434,719)
Surplus			(13,287)
Present value of unfunded obligations			1,109
(Pension benefits) accrued benefit liabilities			(12,178)
Other Post-employment Benefit Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations			22,429
(Pension benefits) accrued benefit liabilities			22,429
Other Post-employment Benefit Plans US [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations				4,865
(Pension benefits) accrued benefit liabilities				$ 4,865
Other Post-employment Benefit Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations			27,294
(Pension benefits) accrued benefit liabilities			$ 27,294